Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
2025 Performance-based RSU Awards.
The 2025 performance-based RSU awards, granted on February 20, 2025, utilize two equally weighted metrics to measure performance against pre-established
targets and can result in a payout range from 0 percent to 200 percent of target. The 2025 performance-based RSU awards replaced ROCE with Cash Return on Invested Capital (CROIC). The award continued to utilize the AFFO per Share metric with each metric weighted at 50 percent. Additionally, Relative TSR continues to be utilized as a modifier and the calculated result from these weighted financial metrics may be increased or decreased by 25 percent. Cash dividend equivalents accrue on any earned units during the vesting period. The cash dividend equivalent payment will only be made on earned units and will only be paid upon the vesting and distribution of the award.
TIME-BASED RSU AWARDS
We grant time-based RSUs to retain executives and to facilitate stock ownership. The use of time-based RSUs is also consistent with the practices of our comparator group of companies. Time-based RSUs accrue dividend equivalents which will be paid in cash only upon vesting and distribution of the award.
ADDITIONAL LONG-TERM INCENTIVE PROGRAM DETAILS
Stock Option Awards.
For recipients, stock options have value only to the extent the price of our common stock is higher on the date the options are exercised than it was on the date the options were granted. While previous awards are still outstanding, stock options were last granted as part of our annual equity awards in 2018. Since stock option awards have not been granted since 2018, we do not have any required disclosure under Item 402(x) of Regulation
S-K
at this time.
Grant Practices.
The Committee currently approves our annual equity grant for eligible employees, including our NEOs, in February of each year as part of our annual compensation cycle. The equity grant may include performance-based and time-based RSU awards. The grant is typically made shortly after our annual earnings release to ensure the market has time to absorb material information disclosed in the earnings release and reflect that information in the stock price. The grant date for off-cycle
grants, including retention and new hire awards, is generally the first business day of the month following the approval of the grant. We may change these equity grant practices in the future. Although we do not currently grant stock options, eligible employees may enroll to purchase shares under the terms of the Employee Stock Purchase Plan (“ESPP”) with purchase dates generally occurring in January and July of each year using payroll deductions accumulated during the prior six-month
offering period. Officers, including the NEOs, are not eligible to participate in the ESPP. The Committee did not take material nonpublic information into account when determining the timing and terms of the annual equity awards granted in 2024, and we do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. No grants were made to executive officers in 2024 within four business days prior to the filing of any material nonpublic information or within one business day after the disclosure of material nonpublic information.

Award Timing Method	The Committee currently approves our annual equity grant for eligible employees, including our NEOs, in February of each year as part of our annual compensation cycle. The equity grant may include performance-based and time-based RSU awards. The grant is typically made shortly after our annual earnings release to ensure the market has time to absorb material information disclosed in the earnings release and reflect that information in the stock price. The grant date for off-cycle
grants, including retention and new hire awards, is generally the first business day of the month following the approval of the grant.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
MNPI Disclosure Timed for Compensation Value	false